CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Subscription revenue	$ 21,965	$ 23,218	$ 30,434	$ 33,883
Support and maintenance revenue	2,829	2,748	3,649	4,185
Professional services revenue	3,344	3,209	4,150	3,491
Software revenue	1,354	1,368	1,892	2,687
Total revenues	29,492	30,543	40,125	44,246
Cost of revenues:
Subscription, software and other services	14,019	14,347	19,890	18,880
Amortization of developed technology	596	664	815	1,752
Total cost of revenues	14,615	15,011	20,705	20,632
Gross profit	14,877	15,532	19,420	23,614
Operating expenses:
Sales and marketing	7,024	10,485	14,584	13,484
General and administrative	6,817	6,362	8,233	6,921
Research and development	911	1,765	2,032	3,246
Amortization of customer relationships and trade names	1,286	1,192	1,449	1,999
Impairment of goodwill	9,000
Impairment of capitalized software	385		408
Total operating expenses	25,423	19,804	26,706	25,650
Loss from operations	(10,546)	(4,272)	(7,286)	(2,036)
Interest income	11	12	16	1
Interest expense	(296)	(57)	(94)	(268)
Other income (expense)	(18)	(66)	228	41
Loss on debt extinguishment				(5)
Loss before income tax provision and non-controlling interest	(10,849)	(4,383)	(7,136)	(2,267)
Income tax provision (benefit)	61	(54)	(161)	474
Net loss	(10,910)	(4,329)	(6,975)	(2,741)
Less: Net loss attributable to non-controlling interest	(9)		(2)
Net loss attributable to Lyris, Inc.	$ (10,901)	$ (4,329)	$ (6,973)	$ (2,741)
Basic and diluted:
Net loss per share	$ (1.25)	$ (0.54)	$ (0.86)	$ (0.39)
Weighted average shares used in calculating net loss per common share	8,742	8,087	8,084	7,097